Description of Business (Details) - property	Sep. 30, 2015	Aug. 18, 2015	Aug. 17, 2015	Jun. 30, 2015	Apr. 06, 2015	Dec. 31, 2014
Real estate properties
Number of properties	362					325
Number of properties not transferred in separation						2
Properties classified as held for sale	12					4
Ventas, Inc.
Real estate properties
Number of properties			355	358	353
Number of properties not transferred in separation				2
Properties classified as held for sale		5